Average Annual Total Returns - Class K - BlackRock GNMA Portfolio - Class K Shares	Jan. 28, 2021
Average Annual Return:
1 Year	4.24%
5 Years	2.84%
10 Years	2.98%
After Taxes on Distributions
Average Annual Return:
1 Year	2.89%
5 Years	1.42%
10 Years	1.54%
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	2.50%
5 Years	1.54%
10 Years	1.67%